Annual Operating Expenses {- Fidelity International Index Fund} - 02.28 Fidelity Index Funds Combo PRO-12 - Fidelity International Index Fund - Fidelity International Index Fund	May 07, 2021
Operating Expenses:
Management fee	0.035%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.035%